As filed with the Securities and Exchange Commission on February 6, 2024
File No. 33-5852
File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
Post-Effective Amendment No. 173
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
Amendment No. 175
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HARBOR FUNDS
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor Funds 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	CHRISTOPHER P. HARVEY, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
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on March 1, 2024 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 172 to its Registration Statement until March 1, 2024. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 172 under the Securities Act of 1933 and No. 174 under the Investment Company Act of 1940, filed on November 24, 2023 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on February 6, 2024.
Harbor Funds
By: /s/Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	February 6, 2024
/s/John M. Paral John M. Paral	Treasurer (Principal Financial and Accounting Officer)	February 6, 2024
/s/ Scott M. Amero* Scott M. Amero	Trustee	February 6, 2024
/s/ Donna J. Dean* Donna J. Dean	Trustee	February 6, 2024
/s/ Robert Kasdin* Robert Kasdin	Trustee	February 6, 2024
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	February 6, 2024
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	February 6, 2024
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	February 6, 2024
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	February 6, 2024
By* /s/Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
  Dated: February 6, 2024
* Pursuant to Powers of Attorneys of Harbor Funds dated August 18, 2023 filed with Post-Effective Amendment No. 172 on November 24, 2023.